Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock [Member]
Percentage of stock dividend		4.00%
Retained Earnings [Member]
Cash dividend, per share	$ 0.76	$ 0.73	$ 0.73